Net other non-operating income - Summary of other non-operating income and other non-operating expense (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gain on disposals of assets
Gain on disposals of property and equipment		₩ 4,944	₩ 67,411	₩ 1,836
Gain on disposals of investment property		56,640	29,305	108
Gain on disposals of assets held for sale	[1]	1,753	448,770	16,976
Gain on disposals of lease assets		9	36	247
Gain on disposals of right-of-use assets		3,388	4,131	2,986
Gain on disposals of assets		66,734	549,653	22,153
Miscellaneous other non-operating income
Rental income on investment property		24,472	33,366	35,887
Reversal of impairment losses on intangible asset		50	396	372
Gain from assets contributed		0	4	20
Gain from bargain purchase		0	12,349	0
Others		66,546	75,511	64,272
Miscellaneous other non-operating income		91,068	121,626	100,551
Other non-operating income		170,237	686,168	162,297
Investments in associates
Gain on disposal		12,435	8,965	39,593
Reversal of impairment loss		0	5,924	0
Investments in associates		12,435	14,889	39,593
Loss on disposals of assets
Loss on disposals of property and equipment		(6,009)	(2,546)	(2,027)
Loss on disposals of investment property		0	0	(2,111)
Loss on disposals of lease assets		0	(9)	0
Loss on disposals of right-of-use assets		(1,063)	(737)	(2,920)
Loss on disposals of others		(29)	(183)	(1,186)
Loss on disposals of assets		(7,101)	(3,475)	(8,244)
Loss from investments in associates
Loss on disposal		(19,266)	(19,045)	(11,002)
Impairment loss		(15,583)	(7,529)	(10,719)
Loss from investments in associates		(34,849)	(26,574)	(21,721)
Miscellaneous other non-operating expense
Donations		(100,201)	(67,558)	(64,098)
Depreciation of investment properties		(15,058)	(18,115)	(21,616)
Impairment loss on property and equipment		(1,409)	0	(7,594)
Impairment loss on intangible assets		(10,732)	(3,158)	(34,916)
Write-off of intangible assets		(446)	(1,822)	(1,346)
Expenses on collection of special bonds		(9,130)	(10,259)	(11,275)
Others	[2]	(252,289)	(215,842)	(518,519)
Miscellaneous other non-operating expense		(389,265)	(316,754)	(659,364)
Other Non Operating Expenses One		(431,215)	(346,803)	(689,329)
Net other non operating gain (loss)		₩ (260,978)	₩ 339,365	₩ (527,032)

[1]	Gain and loss on disposal of sale-and-leaseback are included in gain and loss on disposal of property and equipment, gain and loss on disposal of investment property and gain on assets held for sale, respectively. Gain on disposal of sale-and-leaseback for the year ended December 31, 2022 is W443,780 million.
[2]	It includes W466,775 million, W168,020 million and W51,948 million, respectively, for the years ended December 31, 2021, 2022 and 2023 of estimated claim for damages that are highly probable to be paid in case of customer losses expected due to redemption delays of Lime CI funds, etc.